Commitments and Contingencies - Schedule of Capital Expenditure Commitments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2026	$ 113,881
2027	52,498
Total	166,379
Due to Shipyards/Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2026	110,064
2027	51,098
Total	161,162
Due to Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2026	3,817
2027	1,400
Total	$ 5,217